COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY
15.	COMMITMENTS AND CONTINGENCY

Exploration

As at December 31, 2021, the Company is required to spend approximately $829,628 (December 31, 2020 - $1,844,956) over the next 12 months to keep all mineral property claims owned in good standing.

Subsequent to December 31, 2021, the Company entered into an agreement for drilling services to complete up to a minimum of 100,000m of drilling at its Queensway project. Pursuant to the terms of the agreement, the Company is subject to a one-time termination fee of $20 per undrilled meter as of the termination date up to a maximum termination fee of $2,000,000.

Legal Proceeding

In July 2021, the Company responded to a claim by ThreeD Capital Inc. and 131366 Ontario Inc. with respect to a common share purchase by Palisades Goldcorp Ltd. of 17,500,000 common shares of the Company. The outcome of this lawsuit cannot be determined at this time and therefore no amount has been accrued for.